Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Percentage of guaranteed subsidiaries by the parent companies	100.00%